Merger - Schedule of the Number of Shares of Company Common Stock Outstanding in the Account of Merger (Detail) - shares	Jun. 30, 2024	Dec. 31, 2023
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	35,255,013	4,678,950
Legacy Zapata Equityholders [Member]
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	17,696,425
AAC Public Shareholders [Member]
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	1,846,206
AAC Sponsor Shares [Member]
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	5,750,000
Senior Secured Note Holders [Member]
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	3,257,876
Additional Shares issued pursuant to the Forward Purchase Agreement [Member]
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	500,000
Capital markets advisors [Member]
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	42,372
Merger [Member]
Schedule Of The Number Of Shares Of Company Common Stock Outstanding In The Account Of Merger [Line Items]
Common stock shares outstanding	29,092,879